Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2018 MXN ($)
Labor obligations
Total	$ 75,934
2019
Labor obligations
Total	646
2020
Labor obligations
Total	1,244
2021
Labor obligations
Total	2,700
2022
Labor obligations
Total	2,689
2023
Labor obligations
Total	2,853
From 2024 and subsequently
Labor obligations
Total	65,802
Defined benefit plan
Labor obligations
Total	59,420
Defined benefit plan | 2020
Labor obligations
Total	450
Defined benefit plan | 2021
Labor obligations
Total	1,837
Defined benefit plan | 2022
Labor obligations
Total	1,604
Defined benefit plan | 2023
Labor obligations
Total	1,688
Defined benefit plan | From 2024 and subsequently
Labor obligations
Total	53,841
Seniority premium benefits
Labor obligations
Total	16,514
Seniority premium benefits | 2019
Labor obligations
Total	646
Seniority premium benefits | 2020
Labor obligations
Total	794
Seniority premium benefits | 2021
Labor obligations
Total	863
Seniority premium benefits | 2022
Labor obligations
Total	1,085
Seniority premium benefits | 2023
Labor obligations
Total	1,165
Seniority premium benefits | From 2024 and subsequently
Labor obligations
Total	$ 11,961